Commitments And Contingencies - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Oct. 05, 2023	Feb. 18, 2021
Commitments and Contingencies Disclosure [Line Items]
Restructuring and Related Cost, Expected Cost	$ 101,000
Performance bond certificate of deposit			$ 2,504
Breach Of Purchase Contract
Commitments and Contingencies Disclosure [Line Items]
Loss contingency, termination fee receivable		$ 160,000